Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000194849 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194849 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000194849 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000194849 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194849 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194849 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000194849 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194849 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194849 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000194849 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000194849 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000194849 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000194849 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194849 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194849 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194849 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194849 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000194850 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194850 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000194850 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000194850 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194850 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000194850 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000194850 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194850 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000194850 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000194850 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000194850 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000194850 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000194850 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194850 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194850 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194850 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194850 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%